Financial and capital risk management (Details 8) - Embedded Call Options Sold [Member] $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	746,667	746,667
Fair value of liabilities		$ (1)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk
Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Value at risk